Segment Information - Schedule of Profitability Information for Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment:
Interest income from bank deposits	$ 1,442	$ 1,052	$ 669
Interest expenses
Injection Molded Plastic Parts [Member]
Segment:
Interest income from bank deposits	844	584	423
Interest expenses
Electronic Products [Member]
Segment:
Interest income from bank deposits	598	468	246
Interest expenses